Stockholder's Equity - Additional Information (Detail)				1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 04, 2021 $ / shares	Feb. 02, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Mar. 31, 2021 shares	Dec. 07, 2020 shares	Nov. 30, 2020 shares	[1]
Stock holders Equity Note [Line Items]
Preferred stock, authorized | shares			1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, Par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued | shares			0	0	0	0
Preferred stock, outstanding | shares			0	0	0	0
Share Price	$ 10.00		$ 10.00	$ 10.00	$ 10.00	$ 10.00
Class of warrants, redemption price per unit			$ 0.10	$ 0.10		$ 0.10
Number of consecutive trading days for determining share price				20 days	20 days
Percentage Of Capital Raised For Business Combination To Total Equity Proceeds				60.00%	60.00%
Public Warrants [Member]
Stock holders Equity Note [Line Items]
Public Warrants exercisable, Terms				30 days	30 days
Warrants Exercisable Term From The Closing Of IPO				12 months	12 months
Number of warrants or rights outstanding			5 years	5 years	5 years	5 years
Warrant exercisable for cash or on a cashless basis | shares				0	0
Minimum lock In period For SEC Registration From Date Of Business Combination				15 days	15 days
Minimum lock In period to become effective after the closing of the initial Business Combination				60 days	60 days
Class of warrants, redemption price per unit					$ 0.01
Minimum lock In period for transfer assign or sell warrants after completion of IPO				30 days
Private Placement Warrants [Member]
Stock holders Equity Note [Line Items]
Class of warrants, redemption price per unit			$ 0.01	$ 0.01		$ 0.01
Minimum lock In period for transfer assign or sell warrants after completion of IPO					30 days
Share Price More Than Or Equals To USD Eighteen [Member]
Stock holders Equity Note [Line Items]
Class of warrants, redemption notice period				30 days	30 days
Number of consecutive trading days for determining share price				20 days	20 days
Number of trading days for determining share price				30 days	30 days
Share Price More Than Or Equals To USD Eighteen [Member] | Public Warrants [Member]
Stock holders Equity Note [Line Items]
Share Price			18.00	$ 18.00	$ 18.00	18.00
Share Price Less Than Or Equals To USD Eighteen [Member]
Stock holders Equity Note [Line Items]
Share Price			18.00	$ 18.00	18.00	18.00
Class of warrants, redemption price per unit					$ 0.10
Class of warrants, redemption notice period					30 days
Number of consecutive trading days for determining share price				20 days	20 days
Number of trading days for determining share price				30 days	30 days
Class of warrants exercise price adjustment percentage				180.00%	180.00%
Share Price Less Than 18 Usd [Member]
Stock holders Equity Note [Line Items]
Share Price			18.00	$ 18.00		18.00
Share Price Less Than Or Equals To USD Nine Point Two [Member]
Stock holders Equity Note [Line Items]
Share Price			$ 9.20	$ 9.20	$ 9.20	$ 9.20
Class of warrants exercise price adjustment percentage				115.00%	115.00%
Sponsor [Member]
Stock holders Equity Note [Line Items]
Percentage Of Issued And Outstanding Common Stock After The Proposed Public Offering Owned				20.00%
Subsequent Event [Member]
Stock holders Equity Note [Line Items]
Stock split effected		0.012
Founder Shares [Member]
Stock holders Equity Note [Line Items]
Founder shares issued | shares		6,900,000	6,900,000	6,900,000		6,900,000
Stock split effected		0.012	0.012			0.012
Founder shares outstanding | shares		6,900,000	6,900,000	6,900,000		6,900,000
IPO [Member]
Stock holders Equity Note [Line Items]
Percentage of number of shares of common stock outstanding				20.00%	20.00%
Share Price	$ 10.00		$ 10.00	$ 10.00		$ 10.00
Common Class A [Member]
Stock holders Equity Note [Line Items]
Common stock, authorized | shares			200,000,000	200,000,000	200,000,000	200,000,000
Common stock per share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Voting rights				one	one
Common stock, Issued | shares			0	0	27,600,000	0
Common stock, outstanding | shares			0	0	27,600,000	0
Common stock, Conversion basis	Each Unit consists of one share of the Company’s Class A common stock and one-third of one redeemable warrant			Each Unit will consist of one share of the Company’s Class A common stock and one-third of one redeemable warrant
Founder shares outstanding | shares			0	0		0	0
Share Price			$ 10.00	$ 10.00	$ 18.00	$ 10.00
Common Class A [Member] | Share Price More Than Or Equals To USD Eighteen [Member]
Stock holders Equity Note [Line Items]
Share Price			18.00	18.00	18.00	18.00
Common Class A [Member] | Share Price Less Than Or Equals To USD Eighteen [Member]
Stock holders Equity Note [Line Items]
Share Price					10.00
Common Class A [Member] | Share Price Less Than 18 Usd [Member]
Stock holders Equity Note [Line Items]
Share Price			10.00	10.00		10.00
Common Class A [Member] | Share Price Less Than Or Equals To USD Nine Point Two [Member]
Stock holders Equity Note [Line Items]
Share Price			$ 9.20	$ 9.20	$ 9.20	$ 9.20
Common Class B [Member]
Stock holders Equity Note [Line Items]
Common stock, authorized | shares			20,000,000	20,000,000	20,000,000	20,000,000
Common stock per share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Voting rights					one
Common stock, Issued | shares			6,900,000	6,900,000	6,900,000	6,900,000		5,750,000
Common stock, outstanding | shares			6,900,000	6,900,000	6,900,000	6,900,000		5,750,000
Common stock, Conversion basis				on a one-for-one basis	one-for-one basis	one
Founder shares outstanding | shares			6,900,000	6,900,000	6,900,000	6,900,000	6,900,000		0
Common Class B [Member] | Over-Allotment Option [Member] | Shares Subject To Forfeiture [Member]
Stock holders Equity Note [Line Items]
Founder shares outstanding | shares			900,000	900,000		900,000

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).